Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following tables and supporting narrative contain information regarding Compensation Actually Paid (“CAP”) to our NEOs and the relationship to company performance.
Pay Versus Performance Tables ("PVP")

Corporation PEOs/NEOs (1)
Year	SCT Total for PEO #1	CAP to PEO #1	SCT Total for PEO #2	CAP to PEO #2	SCT Total for PEO #3	CAP to PEO #3	ASCT Total for Non-PEO NEOs	ACAP to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income ($mm)	Non-GAAP Core EPS (3)
									TSR	Peer Group TSR (2)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	14,120,593	27,957,759	Not NEO	Not NEO	Not NEO	Not NEO	3,067,616	5,085,528	150	121	1,800	$1.10
2021	51,198,471	55,405,829	361,605	159,676	Not NEO	Not NEO	3,087,062	2,871,276	112	119	(102)	$1.00 (4)
2020	Not NEO	Not NEO	6,174,215	4,651,661	1,755,742	(3,237,850)	3,471,807	2,474,226	115	102	(1,318)	$1.61

Utility PEOs/NEOs(1)
Year	SCT Total for PEO #1	CAP to PEO #1	SCT Total for PEO #2	CAP to PEO #2	SCT Total for PEO #3	CAP to PEO #3	SCT Total for PEO #4	CAP to PEO #4	SCT Total for PEO #5	CAP to PEO #5	SCT Total for PEO #6	CAP to PEO #6	ASCT Total for Non-PEO NEOs	ACAP to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income ($mm)	Non-GAAP Core EPS (3)
															TSR	Peer Group TSR (2)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	Not NEO	Not NEO	Not NEO	Not NEO	Not NEO	Not NEO	3,319,458	4,773,078	4,788,022	7,257,976	4,709,917	7,133,196	2,150,866	3,626,099	150	121	1,800	$1.10
2021	1,619,095	1,630,236	Not NEO	Not NEO	Not NEO	Not NEO	3,074,861	3,147,964	7,484,086	7,525,239	6,508,160	6,875,783	1,503,306	1,434,284	112	119	(102)	$1.00 (4)
2020	Not NEO	Not NEO	2,082,421	1,712,587	3,630,569	3,791,428	Not NEO	Not NEO	Not an NEO	Not NEO	Not an NEO	Not NEO	1,943,221	2,183,674	115	102	(1,318)	$1.61

Legend
1) SCT	–	Summary Compensation Table
2) ASCT	–	Average Summary Compensation Table
3) CAP	–	Compensation Actually Paid
4) ACAP	–	Average Compensation Actually Paid
5) TSR	–	Total Shareholder Return
6) EPS	–	Earnings Per Share

Company Selected Measure Name	Non-GAAP Core EPS
Named Executive Officers, Footnote [Text Block]	(1) The following individuals are included as PEOs and the non-PEO NEOs in the tables above.

Year	Corporate PEOs	Utility PEOs	Corporate Non-PEO NEOs	Utility Non-PEO NEOs
2022	#1 - Patricia K. Poppe	#4 - Jason M. Glickman	Christopher A. Foster	David S. Thomason
		#5 - Marlene M. Santos	John R. Simon	Sumeet Singh
		#6 - Adam L. Wright	Julius Cox
2021	#1 - Patricia K. Poppe	#1 - Sumeet Singh	Christopher A. Foster	David S. Thomason
	#2 - William L. Smith	#4 - Jason M. Glickman	John R. Simon	James M. Welsch
#5 - Marlene M. Santos
#6 - Adam L. Wright
2020	#2 - William L. Smith	#2 - Michael A. Lewis	Christopher A. Foster	David S. Thomason
	#3 - William D. Johnson	#3 - Andrew M. Vesey	John R. Simon	James M. Welsch
Jason P. Wells
Janet C. Loduca

Peer Group Issuers, Footnote [Text Block]	(2) Dow Jones Utility Index is used to determine the peer group for TSR purposes in the PVP and is used for purposes of the performance graph in PG&E Corporation's annual report.
Adjustment To PEO Compensation, Footnote [Text Block]	(5) The following adjustments were made to the SCT total pay in determining CAP. No deductions were required in respect of stock options as none were granted and included in the SCT during 2020 – 2022.

			Deductions from SCT Total Pay		Additions to SCT Total Pay
PEO	Year	SCT Total ($)	Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Fair Value of Equity Awards Calculated in Accordance with Compensation Actually Paid Requirements (a)	Value of Service Cost and Prior Service Cost under the Pension Plans	CAP ($)
Poppe, P	2022	14,120,593	10,069,628	13,269	23,920,063	-	27,957,759
	2021	51,198,471	41,175,002	18,198	45,400,558	-	55,405,829
	2020	-	-	-	-	-	-
Smith, W	2022	-	-	-	-	-	-
	2021	361,605	139,994	9,281	(52,654)	-	159,676
	2020	6,174,215	5,105,000	21,354	3,603,800	-	4,651,661
Johnson, W	2022	-	-	-	-	-	-
	2021	-	-	-	-	-	-
	2020	1,755,742	-	23,238	(4,970,354)	-	(3,237,850)
Singh, S	2022	-	-	-	-	-	-
	2021	1,619,095	715,045	46,269	701,771	70,684	1,630,236
	2020	-	-	-	-	-	-
Lewis, M	2022	-	-	-	-	-	-
	2021	-	-	-	-	-	-
	2020	2,082,421	699,993	22,011	336,723	15,447	1,712,587
Vesey, A	2022	-	-	-	-	-	-
	2021	-	-	-	-	-	-
	2020	3,630,569	-	24,480	185,339	-	3,791,428
Glickman, J	2022	3,319,458	1,854,956	8,826	3,317,402	-	4,773,078
	2021	3,074,861	1,750,021	13,373	1,836,497	-	3,147,964
	2020	-	-	-	-	-	-
Santos, M	2022	4,788,022	2,755,918	16,727	5,242,599	-	7,257,976
	2021	7,484,086	5,113,471	22,292	5,176,916	-	7,525,239
	2020	-	-	-	-	-	-
Wright, A	2022	4,709,917	2,755,918	11,992	5,191,189	-	7,133,196
	2021	6,508,160	4,200,016	13,695	4,581,334	-	6,875,783
	2020	-	-	-	-	-	-
Average for non-PEO Corporate NEOs	2022	3,067,616	1,678,287	4,365	3,567,165	133,399	5,085,528
	2021	3,087,062	1,540,053	293,455	1,413,061	204,662	2,871,276
	2020	3,471,807	1,906,251	386,838	1,157,051	138,457	2,474,226
Average for non-PEO Utility NEOs	2022	2,150,866	1,139,490	-	2,546,094	68,630	3,626,099
	2021	1,503,306	557,548	69,812	508,090	50,247	1,434,284
	2020	1,943,221	918,999	293,287	1,390,902	61,837	2,183,674
(a) The following elements comprise the equity fair values included in CAP.

PEO	Year	Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	Total Equity Adjustments Reflected in CAP
Poppe, P	2022	14,233,562	9,320,800	365,701	-	-	23,920,063
	2021	45,400,558	-	-	-	-	45,400,558
	2020	-	-	-	-	-	-
Smith, W	2022	-	-	-	-	-	-
	2021	163,417	-	(216,071)	-	-	(52,654)
	2020	1,703,889	-	(21,396)	1,921,306	-	3,603,800
Johnson, W	2022	-	-	-	-	-	-
	2021	-	-	-	-	-	-
	2020	-	-	678,492	-	(5,648,846)	(4,970,354)
Singh, S	2022	-	-	-	-	-	-
	2021	778,492	(76,721)	-	-	-	701,771
	2020	-	-	-	-	-	-
Lewis, M	2022	-	-	-	-	-	-
	2021	-	-	-	-	-	-
	2020	354,195	(1,626)	(5,291)	-	(10,555)	336,723
Vesey, A	2022	-	-	-	-	-	-
	2021	-	-	-	-	-	-
	2020	-	-	272,331	-	(86,993)	185,339
Glickman, J	2022	2,622,031	695,372	-	-	-	3,317,402
	2021	1,836,497	-	-	-	-	1,836,497
	2020	-	-	-	-	-	-
Santos, M	2022	3,895,539	1,414,932	(67,873)	-	-	5,242,599
	2021	5,176,916	-	-	-	-	5,176,916
	2020	-	-	-	-	-	-
Wright, A	2022	3,895,539	1,356,907	(61,258)	-	-	5,191,189
	2021	4,581,334	-	-	-	-	4,581,334
	2020	-	-	-	-	-	-
Average for non-PEO Corporate NEOs	2022	2,372,300	1,209,779	(14,913)	-	-	3,567,165
	2021	1,672,595	(132,142)	(127,392)	-	-	1,413,061
	2020	1,212,470	(6,182)	55,438	-	(104,674)	1,157,051
Average for non-PEO Utility NEOs	2022	1,610,692	938,140	(2,738)	-	-	2,546,094
	2021	620,141	(108,472)	(3,579)	-	-	508,090
	2020	$1,395,070	$(3,825)	$15,963	$—	$(16,305)	$1,390,902

Non-PEO NEO Average Total Compensation Amount	$ 3,067,616	$ 3,087,062	$ 3,471,807
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,085,528	2,871,276	2,474,226
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(5) The following adjustments were made to the SCT total pay in determining CAP. No deductions were required in respect of stock options as none were granted and included in the SCT during 2020 – 2022.

			Deductions from SCT Total Pay		Additions to SCT Total Pay
PEO	Year	SCT Total ($)	Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Fair Value of Equity Awards Calculated in Accordance with Compensation Actually Paid Requirements (a)	Value of Service Cost and Prior Service Cost under the Pension Plans	CAP ($)
Poppe, P	2022	14,120,593	10,069,628	13,269	23,920,063	-	27,957,759
	2021	51,198,471	41,175,002	18,198	45,400,558	-	55,405,829
	2020	-	-	-	-	-	-
Smith, W	2022	-	-	-	-	-	-
	2021	361,605	139,994	9,281	(52,654)	-	159,676
	2020	6,174,215	5,105,000	21,354	3,603,800	-	4,651,661
Johnson, W	2022	-	-	-	-	-	-
	2021	-	-	-	-	-	-
	2020	1,755,742	-	23,238	(4,970,354)	-	(3,237,850)
Singh, S	2022	-	-	-	-	-	-
	2021	1,619,095	715,045	46,269	701,771	70,684	1,630,236
	2020	-	-	-	-	-	-
Lewis, M	2022	-	-	-	-	-	-
	2021	-	-	-	-	-	-
	2020	2,082,421	699,993	22,011	336,723	15,447	1,712,587
Vesey, A	2022	-	-	-	-	-	-
	2021	-	-	-	-	-	-
	2020	3,630,569	-	24,480	185,339	-	3,791,428
Glickman, J	2022	3,319,458	1,854,956	8,826	3,317,402	-	4,773,078
	2021	3,074,861	1,750,021	13,373	1,836,497	-	3,147,964
	2020	-	-	-	-	-	-
Santos, M	2022	4,788,022	2,755,918	16,727	5,242,599	-	7,257,976
	2021	7,484,086	5,113,471	22,292	5,176,916	-	7,525,239
	2020	-	-	-	-	-	-
Wright, A	2022	4,709,917	2,755,918	11,992	5,191,189	-	7,133,196
	2021	6,508,160	4,200,016	13,695	4,581,334	-	6,875,783
	2020	-	-	-	-	-	-
Average for non-PEO Corporate NEOs	2022	3,067,616	1,678,287	4,365	3,567,165	133,399	5,085,528
	2021	3,087,062	1,540,053	293,455	1,413,061	204,662	2,871,276
	2020	3,471,807	1,906,251	386,838	1,157,051	138,457	2,474,226
Average for non-PEO Utility NEOs	2022	2,150,866	1,139,490	-	2,546,094	68,630	3,626,099
	2021	1,503,306	557,548	69,812	508,090	50,247	1,434,284
	2020	1,943,221	918,999	293,287	1,390,902	61,837	2,183,674
(a) The following elements comprise the equity fair values included in CAP.

PEO	Year	Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	Total Equity Adjustments Reflected in CAP
Poppe, P	2022	14,233,562	9,320,800	365,701	-	-	23,920,063
	2021	45,400,558	-	-	-	-	45,400,558
	2020	-	-	-	-	-	-
Smith, W	2022	-	-	-	-	-	-
	2021	163,417	-	(216,071)	-	-	(52,654)
	2020	1,703,889	-	(21,396)	1,921,306	-	3,603,800
Johnson, W	2022	-	-	-	-	-	-
	2021	-	-	-	-	-	-
	2020	-	-	678,492	-	(5,648,846)	(4,970,354)
Singh, S	2022	-	-	-	-	-	-
	2021	778,492	(76,721)	-	-	-	701,771
	2020	-	-	-	-	-	-
Lewis, M	2022	-	-	-	-	-	-
	2021	-	-	-	-	-	-
	2020	354,195	(1,626)	(5,291)	-	(10,555)	336,723
Vesey, A	2022	-	-	-	-	-	-
	2021	-	-	-	-	-	-
	2020	-	-	272,331	-	(86,993)	185,339
Glickman, J	2022	2,622,031	695,372	-	-	-	3,317,402
	2021	1,836,497	-	-	-	-	1,836,497
	2020	-	-	-	-	-	-
Santos, M	2022	3,895,539	1,414,932	(67,873)	-	-	5,242,599
	2021	5,176,916	-	-	-	-	5,176,916
	2020	-	-	-	-	-	-
Wright, A	2022	3,895,539	1,356,907	(61,258)	-	-	5,191,189
	2021	4,581,334	-	-	-	-	4,581,334
	2020	-	-	-	-	-	-
Average for non-PEO Corporate NEOs	2022	2,372,300	1,209,779	(14,913)	-	-	3,567,165
	2021	1,672,595	(132,142)	(127,392)	-	-	1,413,061
	2020	1,212,470	(6,182)	55,438	-	(104,674)	1,157,051
Average for non-PEO Utility NEOs	2022	1,610,692	938,140	(2,738)	-	-	2,546,094
	2021	620,141	(108,472)	(3,579)	-	-	508,090
	2020	$1,395,070	$(3,825)	$15,963	$—	$(16,305)	$1,390,902

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following charts provide a clear, visual comparison, for each of 2022, 2021, and 2020, between SCT paid to our PEOs, CAP to our PEOs, the average SCT paid to our non-PEO NEOs, and CAP to our non-PEO NEOs, to PG&E’s TSR and the peer group’s TSR for each of those years. In addition, the charts illustrate how PG&E’s TSR compares to our PVP peer group’s TSR.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
TSR is used as a performance measure in our LTIP program, applicable to PSUs, but the peer group of companies against which LTIP TSR performance is compared and the calculation for determining the LTIP TSR performance score are different than what is shown in the above charts. Additionally, TSR has a 15 percent weighting in our LTIP and, accordingly, it has limited impact on the CAP. However, as LTIP awards make up a large portion of total compensation, it is a factor that impacts the value of outstanding and vested awards and thereby the CAP.
Our company-selected measure is non-GAAP Core EPS, which accounts for 25 percent of the outcome under our STIP. Given the relatively small weight of this measure in our incentive framework, non-GAAP Core EPS has a very limited relationship with CAP. We do not use GAAP net income in our incentive plans, although it is a component of non-GAAP Core EPS. Accordingly, net income, like non-GAAP Core EPS, has a very limited relationship with CAP. As discussed in our Compensation Discussion & Analysis. While financial measures are not heavily weighted, PG&E emphasizes many quantifiable non-financial performance measures in our incentive plans, based on operational customer and safety metrics. Details of these can be found in the Compensation Discussion & Analysis.

Total Shareholder Return Vs Peer Group [Text Block]
The following charts provide a clear, visual comparison, for each of 2022, 2021, and 2020, between SCT paid to our PEOs, CAP to our PEOs, the average SCT paid to our non-PEO NEOs, and CAP to our non-PEO NEOs, to PG&E’s TSR and the peer group’s TSR for each of those years. In addition, the charts illustrate how PG&E’s TSR compares to our PVP peer group’s TSR.

Tabular List [Table Text Block]
For the fiscal year ending December 31, 2022, non-GAAP Core EPS is the most important financial performance measure in linking CAP to PG&E Corporate and Utility’s performance and is included in the PVP tables. The other two most important measures for PVP purposes consists of the remaining financial measures identified in our Compensation Discussion & Analysis for 2022. The following table lists the collective ‘most important’ financial measures alphabetically.

Tabular List of Most Important Measures
(1) Greater affordability for customers
(2) Non-GAAP Core EPS
(3) Relative TSR

Total Shareholder Return Amount	$ 150	112	115
Peer Group Total Shareholder Return Amount	121	119	102
Net Income (Loss)	$ 1,800	$ (102)	$ (1,318)
Company Selected Measure Amount	1.1	1	1.61
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	(1) Greater affordability for customers
Non-GAAP Measure Description [Text Block]
(3) Non-GAAP Core EPS is identified as our company-selected measure and included in column (i) of both tables. Details of the reconciliation to our audited financial statements can be found in Exhibit A of the Proxy for each respective year.
(4) Non-GAAP Core EPS for the full year 2021 was $1.00 per share on a fully diluted basis and $1.08 using a basic share count. The impact of dilution was $(0.08) per share.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	(2) Non-GAAP Core EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	(3) Relative TSR
Adjustment, Stock Awards, Corporate Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,678,287	$ 1,540,053	$ 1,906,251
Adjustment, Pension Value, Corporate Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,365	293,455	386,838
Adjustment, Fair Value of Equity Awards, Corporate Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,567,165	1,413,061	1,157,051
Adjustment, Value of Service Cost and Prior Service Cost Under the Pension Plans, Corporate Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	133,399	204,662	138,457
Adjustment, Stock Awards, Utility Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,139,490	557,548	918,999
Adjustment, Fair Value of Equity Awards, Utility Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,546,094	508,090	1,390,902
Adjustment, Value of Service Cost and Prior Service Cost Under the Pension Plans, Utility Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	68,630	50,247	61,837
Adjustment, Pension Value, Utility Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		69,812	293,287
Adjustment, Fair Value of Equity Awards Granted, Outstanding, Corporate Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,372,300	1,672,595	1,212,470
Adjustment, Fair Value of Equity Awards Granted, Vested, Corporate Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,209,779	(132,142)	(6,182)
Adjustment, Change in Fair Value for Awards Granted, Outstanding, Corporate Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,913)	(127,392)	55,438
Adjustment, Total, Corporate Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,567,165	1,413,061	1,157,051
Adjustment, Fair Value for Awards Granted, Failed to Vest, Corporate Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(104,674)
Adjustment, Fair Value of Equity Awards Granted, Outstanding, Utility Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,610,692	620,141	1,395,070
Adjustment, Fair Value of Equity Awards Granted, Vested, Utility Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	938,140	(108,472)	(3,825)
Adjustment, Change in Fair Value for Awards Granted, Outstanding, Utility Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,738)	(3,579)	15,963
Adjustment, Total, Utility Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,546,094	508,090	1,390,902
Adjustment, Fair Value for Awards Granted, Failed to Vest, Utility Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(16,305)
PEO #1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	14,120,593	51,198,471
PEO Actually Paid Compensation Amount	27,957,759	55,405,829
PEO #1 [Member] | Adjustment, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,069,628	41,175,002
PEO #1 [Member] | Adjustment, Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,269	18,198
PEO #1 [Member] | Adjustment, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,920,063	45,400,558
PEO #1 [Member] | Adjustment, Fair Value of Equity Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,233,562	45,400,558
PEO #1 [Member] | Adjustment, Fair Value of Equity Awards Granted, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,320,800
PEO #1 [Member] | Adjustment, Change in Fair Value for Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	365,701
PEO #1 [Member] | Adjustment, Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,920,063	45,400,558
PEO #2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		361,605	6,174,215
PEO Actually Paid Compensation Amount		159,676	4,651,661
PEO #2 [Member] | Adjustment, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		139,994	5,105,000
PEO #2 [Member] | Adjustment, Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,281	21,354
PEO #2 [Member] | Adjustment, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(52,654)	3,603,800
PEO #2 [Member] | Adjustment, Fair Value of Equity Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		163,417	1,703,889
PEO #2 [Member] | Adjustment, Change in Fair Value for Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(216,071)	(21,396)
PEO #2 [Member] | Adjustment, Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(52,654)	3,603,800
PEO #2 [Member] | Adjustment, Change in Fair Value for Awards Granted, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,921,306
PEO #3 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,755,742
PEO Actually Paid Compensation Amount			(3,237,850)
PEO #3 [Member] | Adjustment, Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			23,238
PEO #3 [Member] | Adjustment, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,970,354)
PEO #3 [Member] | Adjustment, Change in Fair Value for Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			678,492
PEO #3 [Member] | Adjustment, Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,970,354)
PEO #3 [Member] | Adjustment, Fair Value for Awards Granted, Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,648,846)
PEO #4, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	3,319,458	3,074,861
PEO Actually Paid Compensation Amount	4,773,078	3,147,964
PEO #4, Pacific Gas & Electric Co [Member] | Adjustment, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,854,956	1,750,021
PEO #4, Pacific Gas & Electric Co [Member] | Adjustment, Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,826	13,373
PEO #4, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,317,402	1,836,497
PEO #4, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,622,031	1,836,497
PEO #4, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	695,372
PEO #4, Pacific Gas & Electric Co [Member] | Adjustment, Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,317,402	1,836,497
PEO #5, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	4,788,022	7,484,086
PEO Actually Paid Compensation Amount	7,257,976	7,525,239
PEO #5, Pacific Gas & Electric Co [Member] | Adjustment, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,755,918	5,113,471
PEO #5, Pacific Gas & Electric Co [Member] | Adjustment, Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,727	22,292
PEO #5, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,242,599	5,176,916
PEO #5, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,895,539	5,176,916
PEO #5, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,414,932
PEO #5, Pacific Gas & Electric Co [Member] | Adjustment, Change in Fair Value for Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(67,873)
PEO #5, Pacific Gas & Electric Co [Member] | Adjustment, Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,242,599	5,176,916
PEO #6, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	4,709,917	6,508,160
PEO Actually Paid Compensation Amount	7,133,196	6,875,783
PEO #6, Pacific Gas & Electric Co [Member] | Adjustment, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,755,918	4,200,016
PEO #6, Pacific Gas & Electric Co [Member] | Adjustment, Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,992	13,695
PEO #6, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,191,189	4,581,334
PEO #6, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,895,539	4,581,334
PEO #6, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,356,907
PEO #6, Pacific Gas & Electric Co [Member] | Adjustment, Change in Fair Value for Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(61,258)
PEO #6, Pacific Gas & Electric Co [Member] | Adjustment, Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,191,189	4,581,334
PEOs/NEOs, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	2,150,866	1,503,306	1,943,221
Non-PEO NEO Average Compensation Actually Paid Amount	3,626,099	1,434,284	2,183,674
Total Shareholder Return Amount	150	112	115
Peer Group Total Shareholder Return Amount	121	119	102
Net Income (Loss)	$ 1,800	$ (102)	$ (1,318)
Company Selected Measure Amount	1.1	1	1.61
PEO #1, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,619,095
PEO Actually Paid Compensation Amount		1,630,236
PEO #1, Pacific Gas & Electric Co [Member] | Adjustment, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		715,045
PEO #1, Pacific Gas & Electric Co [Member] | Adjustment, Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		46,269
PEO #1, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		701,771
PEO #1, Pacific Gas & Electric Co [Member] | Adjustment, Value of Service Cost and Prior Service Cost Under the Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		70,684
PEO #1, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		778,492
PEO #1, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(76,721)
PEO #1, Pacific Gas & Electric Co [Member] | Adjustment, Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 701,771
PEO #2, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 2,082,421
PEO Actually Paid Compensation Amount			1,712,587
PEO #2, Pacific Gas & Electric Co [Member] | Adjustment, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			699,993
PEO #2, Pacific Gas & Electric Co [Member] | Adjustment, Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			22,011
PEO #2, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			336,723
PEO #2, Pacific Gas & Electric Co [Member] | Adjustment, Value of Service Cost and Prior Service Cost Under the Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			15,447
PEO #2, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			354,195
PEO #2, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards Granted, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,626)
PEO #2, Pacific Gas & Electric Co [Member] | Adjustment, Change in Fair Value for Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,291)
PEO #2, Pacific Gas & Electric Co [Member] | Adjustment, Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			336,723
PEO #2, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value for Awards Granted, Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,555)
PEO #3, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			3,630,569
PEO Actually Paid Compensation Amount			3,791,428
PEO #3, Pacific Gas & Electric Co [Member] | Adjustment, Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			24,480
PEO #3, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			185,339
PEO #3, Pacific Gas & Electric Co [Member] | Adjustment, Change in Fair Value for Awards Granted, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			272,331
PEO #3, Pacific Gas & Electric Co [Member] | Adjustment, Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			185,339
PEO #3, Pacific Gas & Electric Co [Member] | Adjustment, Fair Value for Awards Granted, Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (86,993)
PEO [Member] | PEO #1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name	#1 - Patricia K. Poppe	#1 - Patricia K. Poppe	#2 - William L. Smith
PEO [Member] | PEO #2 [Member]
Pay vs Performance Disclosure [Table]
PEO Name		#2 - William L. Smith	#3 - William D. Johnson
PEO [Member] | PEO #4, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure [Table]
PEO Name		#6 - Adam L. Wright
PEO [Member] | PEO #1, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure [Table]
PEO Name	#4 - Jason M. Glickman	#1 - Sumeet Singh	#2 - Michael A. Lewis
PEO [Member] | PEO #2, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure [Table]
PEO Name	#5 - Marlene M. Santos	#4 - Jason M. Glickman	#3 - Andrew M. Vesey
PEO [Member] | PEO #3, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure [Table]
PEO Name	#6 - Adam L. Wright	#5 - Marlene M. Santos
Non-PEO NEO [Member] | NEO #1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Christopher A. Foster	Christopher A. Foster	Christopher A. Foster
Non-PEO NEO [Member] | NEO #1, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure [Table]
PEO Name	David S. Thomason	David S. Thomason	David S. Thomason
Non-PEO NEO [Member] | NEO #2 [Member]
Pay vs Performance Disclosure [Table]
PEO Name	John R. Simon	John R. Simon	John R. Simon
Non-PEO NEO [Member] | NEO #2, Pacific Gas & Electric Co [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Sumeet Singh	James M. Welsch	James M. Welsch
Non-PEO NEO [Member] | NEO #3 [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Julius Cox		Jason P. Wells
Non-PEO NEO [Member] | NEO #4 [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Janet C. Loduca